Provisions	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions
5.1 Provisions

(CHF in millions)	Social charges	Long-service leave	Asset retirement obligation	Total

Balance as of January 1, 2023	4.3	3.8	4.0	12.1
thereof current	4.3	0.5	0.2	5.0
thereof non-current	—	3.3	3.8	7.2
Additions	4.2	1.8	—	6.0
Release	—	(0.7)	—	(0.8)
Utilization	(0.6)	—	—	(0.6)
Exchange differences	—	(0.1)	(0.1)	(0.1)
Balance as of June 30, 2023	7.9	4.8	4.0	16.7
thereof current	7.9	0.5	0.1	8.6
thereof non-current	—	4.3	3.8	8.1

Balance as of January 1, 2024	6.8	5.8	4.5	17.1
thereof current	6.3	0.7	0.1	7.1
thereof non-current	0.5	5.1	4.3	10.0
Additions	13.0	1.4	0.3	14.6
Release	(0.4)	(0.1)	—	(0.4)
Utilization	(3.2)	—	—	(3.2)
Exchange differences	(0.1)	0.1	—	—
Balance as of June 30, 2024	16.1	7.2	4.9	28.2
thereof current	15.6	1.0	0.2	16.8
thereof non-current	0.5	6.2	4.6	11.4
Provisions for social charges include any costs related to local legal requirements related to share-based compensation. Provisions for asset retirement obligations mainly relates to the dismantling costs for the new headquarter in Zurich and retail stores.